WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants
WARRANTS

NOTE 13 – WARRANTS

On July 22, 2022, simultaneously with the listing of the Company’s common stock on Nasdaq, the price protection provision in certain warrants were triggered, resulting in the purchase price per share of warrants to purchase 2,714,351 shares of common stock being reduced from $19.50 per share to $7.52 per share, in addition to the issuance of additional warrants to purchase 4,316,474 shares of common stock at $7.52 per share. The Company realized a deemed dividend of $21,115,910 as result of the repricing of certain warrants and the issuance of additional warrants. The price protection provision in the warrants expired as a result of the Nasdaq listing.

On September 12, 2022, in exchange for the waiver of certain liquidated damages due under the Registration Rights Agreement dated November 29, 2022, by and among the Company and certain of its convertible note and warrant holders party thereto, the Company reduced the exercise price of warrants to purchase 6,572,773 shares of common stock from $7.52 per share to $5.50 per share, in addition to issuing additional warrants to purchase 2,726,022 shares of common stock at $5.50 per share. The Company realized a deemed dividend of $462,556 as result of the repricing of certain warrants and a warrant expense for liquidated damages waiver for $7,408,681 for the issuance of new warrants.

A summary of the warrant activity for the nine months ended September 30, 2022 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Granted	7,042,525
Exercised	-
Canceled/Exchanged	(6,418)
Outstanding at September 30, 2022	9,789,048	$5.73	4.38	$1,343
Exercisable at September 30, 2022	9,789,048	$5.73	4.38	$1,343

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	0.33	834
5.50 – 7.82	9,756,876	4.39	9,756,876
22.50 – 60.00	30,921	0.22	30,921
120.00	417	0.25	417
	9,789,048	4.38	9,789,048

The aggregate intrinsic value of outstanding stock warrants was $1,343 based on warrants with an exercise price less than the Company’s stock price of $1.73 as of September 30, 2022 which would have been received by the warrant holders had those holders exercised the warrants as of that date.

NOTE 13 – WARRANTS

From December 23 to December 30, 2020, the Company issued 654.78 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 49,215,416 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350.

During the year ended December 31, 2020, the Company recorded $95,838,488 in deemed dividends as a result of the triggering of price protection provisions in certain outstanding warrants. Accordingly, additional paid in capital was increased by $95,838,488 with a corresponding decrease in the accumulated deficit.

During the year ended December 31, 2021, the Company issued 4.82388 shares of Series Y preferred stock, having a stated value of $96,478, in exchange for convertible notes payable of $38,500, accrued interest of $77,205, and 437,500 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $2,502,223, a reduction of derivative liabilities related to the warrants of $1,396,283, and a net gain on settlement of $3,917,734 (See Note 11).

During the year ended December 31, 2021, an investor owning 4,950 shares of the Company’s common stock and warrants to purchase 3,238,542 common shares at $0.12 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $11,000 by the Company. The cancelation agreement resulted in a reduction in common stock of $1,485 for the par value of the common shares, a reduction in additional paid-in capital of $9,515, and a reduction in the derivative liability of $74,134,327 and a gain on settlement of debt of $74,134,327 (See Note 11).

During the year ended December 31, 2021, an investor owning warrants to purchase 4,166,667 common shares at $0.12 per share entered into an agreement to cancel the aforementioned common shares and warrants in exchange for a cash payment of $15,000 by the Company. Accordingly, the cancelation agreement resulted in a reduction in the derivative liability of $95,380,286 and a gain on settlement of $95,365,286.

During the year ended December 31, 2021, an investor owning warrants to purchase 520,834 common shares at $0.12 per share entered into an agreement to cancel the aforementioned in exchange for: (i) a cash payment of $1,000,000 received directly from the Chief Executive Officer; and (ii) 250 Series Z Preferred Shares having a fair value of $6,530,868. The settlement resulted in a reduction in the derivative liability of $5,750,067, offset by a reduction in cash of $1,000,000, an increase in additional paid-in capital of $6,530,867 and a loss on settlement of debt of $1,780,800.

During the year ended December 31, 2021, the Company issued warrants to purchase 2,514,351 shares of common stock in a placement of senior secured debt and warrants.

During the year ended December 31, 2021, the Company issued warrants to purchase 200,000 shares of common stock as commission for an offering.

A summary of the warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	11,141,255	$0.795	2.96	$8,791,956
Granted	46,478,847	$0.12
Exercised	-
Canceled/Exchanged	(49,216,499)	$0.12
Outstanding at December 31, 2020	8,403,603	$0.327	2.04	$14,804,944
Granted	2,714,351	$19.50
Exercised	-
Canceled/Exchanged	(8,365,013)	$0.15
Outstanding at December 31, 2021	2,752,941	$19.77	4.86	$11,650
Exercisable at December 31, 2021	2,752,941	$19.77	4.86	$11,650

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.12	834	1.08	834
19.50	2,714,351	4.92	2,714,351
22.50 – 60.00	37,339	0.91	37,339
120.00	417	0.99	417
	2,752,941	4.86	2,752,941

The aggregate intrinsic value of outstanding stock warrants was $11,650, based on warrants with an exercise price less than the Company’s stock price of $14.10 as of December 31, 2021 which would have been received by the warrant holders had those holders exercised the warrants as of that date.